JOINT ARRANGEMENTS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Financial Position [Abstract]
Non current assets	$ 3,177,264,657	$ 3,139,470,038
Current assets	2,236,945,424	1,326,081,897
Total assets	5,414,210,081	4,465,551,935	$ 4,370,862,227
Non current liabilities	1,839,110,724	1,042,037,640
Current liabilities	447,233,885	485,356,709
Total liabilities	2,286,344,609	1,527,394,349	1,919,650,130
Consolidated Statements of Comprehensive Income [Abstract]
Gross profit / (loss)	933,238,172	847,866,162	481,442,294
Operating loss	703,481,194	737,066,969	333,551,871
Comprehensive income	$ 420,860,146	486,945,489	67,371,011
UT [Member]
Joint Arrangements [Abstract]
Ownership interest percentage	51.00%
Consolidated Statements of Financial Position [Abstract]
Non current assets	$ 0	0
Current assets	265,939	260,470
Total assets	265,939	260,470
Non current liabilities	0	0
Current liabilities	2,508,685	2,867,037
Total liabilities	2,508,685	2,867,037
Consolidated Statements of Comprehensive Income [Abstract]
Gross profit / (loss)	14,358	(669,392)	(294,321)
Operating loss	(141,575)	(747,193)	(420,202)
Net Financial results	513,088	1,196,668	1,858,635
Comprehensive income	$ 371,513	$ 449,475	$ 1,438,433